Acquisitions/Divestments - Additional Information (Detail) - EUR (€) € in Millions		6 Months Ended
	May 23, 2022	Jun. 30, 2022	Feb. 28, 2022
Disclosure of detailed information about business combination [line items]
Percentage of sale in joint venture		50.00%
Resources LLC [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Total consideration transferred			€ 31
Fair value of net assets			18
Goodwill recognised as of acquisition date			€ 13
Vienna Insurance Group AG Wiener Versicherung Gruppe [Member]
Disclosure of detailed information about business combination [line items]
Foreign currency translation reserve and revaluation reserve		€ 177
Increase In Group Solvency Ratio Percentage		7.00%
Gain loss on disposal of Investment		€ 288
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in other comprehensive income, after tax, entity's own equity instruments		465
Vienna Insurance Group AG Wiener Versicherung Gruppe [Member] | Central and eastern europe [member]
Disclosure of detailed information about business combination [line items]
Sales of interests in joint ventures		830
Vienna Insurance Group AG Wiener Versicherung Gruppe [Member]
Disclosure of detailed information about business combination [line items]
Business sold, business combination		€ 700
Unicaja Banco [Member]
Disclosure of detailed information about business combination [line items]
Name of acquiree	Unicaja Banco
Spanish insurance joint venture with Liberbank [Member] | Unicaja Banco [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	50.00%
Sales of interests in joint ventures	€ 177